Schedule of Noncontrolling Interests (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ (192,118)	$ 1,728,413	[1]	$ 1,728,413	[1]	$ 1,907,336
Net income (loss)		44,310	(1,155,970)		(2,658,180)		(252,100)
Reclass of distributions payable to noncontrolling interest holder			(329)		(1,170)	[2]	(1,719)	[2]
Balance		(148,290)	1,280,947		(192,118)		1,728,413	[1]
Reclass of BCH Preferred A.1 from temporary to permanent equity			699,441		699,441	[2]
Conversion of Preferred Series C to Class A common stock						[2]
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return						[2]	37,133	[2]
Noncontrolling interest reclass		(225)
Payment of employee payroll taxes on restricted equity units			(84)		(116)	[2]	(1,125)	[2]
Distribution to noncontrolling interest	[2]				269
Noncash issuance of noncontrolling interest	[2]						11,973
Reclass of allocated income for FLP Subclass 3 to payable	[2]						(933)
Issuance of noncontrolling interest	[2]						2,430
Annual reallocation of FLP	[2]
Distribution to noncontrolling interest	[2]				(269)
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		42,231	142,213		142,213		277,887
Net income (loss)		(7,713)	(44,552)		(579,331)		(132,644)
Reclass of distributions payable to noncontrolling interest holder		(225)	(329)		(1,170)	[2]	(1,719)	[2]
Balance		34,293	786,080		42,231		142,213
Reclass of BCH Preferred A.1 from temporary to permanent equity			699,441		699,441	[2]
Issuance of shares in connection with transactions closing post de-SPAC			133
Conversion of Preferred Series C to Class A common stock			(3,884)		(205,759)	[2]
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return			(6,942)		(6,942)	[2]		[2]
Noncontrolling interest reclass		(225)
Payment of employee payroll taxes on restricted equity units						[2]	(919)	[2]
Distribution to noncontrolling interest					269	[2]	(131)
Noncash issuance of noncontrolling interest	[2]						299
Reclass of allocated income for FLP Subclass 3 to payable	[2]						(933)
Issuance of noncontrolling interest	[2]						2,430
Annual reallocation of FLP	[2]						(2,057)
Issuance of shares in connection with recent financings					133
Reduction of noncontrolling interest in connection with recent financings					(3,272)
Issuance of noncontrolling interest in connection with recent financings					79
Conversion of BCH Class S Ordinary to Class A common stock					(3,884)
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings					992
Distribution to noncontrolling interest					(269)	[2]	131
Noncontrolling Interest [Member] | Trusts [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(165,712)	(118,299)		(118,299)		982
Net income (loss)		(526)	(13,866)		(44,175)		(117,861)
Reclass of distributions payable to noncontrolling interest holder		(225)	(329)		(1,170)		(1,719)
Balance		(166,463)	(132,361)		(165,712)		(118,299)
Reclass of BCH Preferred A.1 from temporary to permanent equity
Issuance of shares in connection with transactions closing post de-SPAC			133
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Noncontrolling interest reclass
Payment of employee payroll taxes on restricted equity units
Distribution to noncontrolling interest
Noncash issuance of noncontrolling interest							299
Reclass of allocated income for FLP Subclass 3 to payable
Issuance of noncontrolling interest
Annual reallocation of FLP
Issuance of shares in connection with recent financings					133
Reduction of noncontrolling interest in connection with recent financings					(3,272)
Issuance of noncontrolling interest in connection with recent financings					79
Conversion of BCH Class S Ordinary to Class A common stock
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings					992
Distribution to noncontrolling interest
Noncontrolling Interest [Member] | Class S Ordinary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			52,560		52,560		69,831
Net income (loss)			(29,365)		(48,676)		(16,987)
Reclass of distributions payable to noncontrolling interest holder
Balance			19,311				52,560
Reclass of BCH Preferred A.1 from temporary to permanent equity
Issuance of shares in connection with transactions closing post de-SPAC
Conversion of Preferred Series C to Class A common stock			(3,884)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Noncontrolling interest reclass							1,116
Payment of employee payroll taxes on restricted equity units							(459)
Distribution to noncontrolling interest
Noncash issuance of noncontrolling interest
Reclass of allocated income for FLP Subclass 3 to payable
Issuance of noncontrolling interest
Annual reallocation of FLP							(941)
Issuance of shares in connection with recent financings
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock					(3,884)
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Distribution to noncontrolling interest
Noncontrolling Interest [Member] | Class S Preferred [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			856		856		1,315
Net income (loss)					(856)
Reclass of distributions payable to noncontrolling interest holder
Balance			856				856
Reclass of BCH Preferred A.1 from temporary to permanent equity
Issuance of shares in connection with transactions closing post de-SPAC
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Noncontrolling interest reclass							1,117
Payment of employee payroll taxes on restricted equity units							(460)
Distribution to noncontrolling interest
Noncash issuance of noncontrolling interest
Reclass of allocated income for FLP Subclass 3 to payable
Issuance of noncontrolling interest
Annual reallocation of FLP							(1,116)
Issuance of shares in connection with recent financings
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Distribution to noncontrolling interest
Noncontrolling Interest [Member] | FLP Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance
Net income (loss)							3,166
Reclass of distributions payable to noncontrolling interest holder
Balance
Reclass of BCH Preferred A.1 from temporary to permanent equity
Issuance of shares in connection with transactions closing post de-SPAC
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Noncontrolling interest reclass							(2,233)
Payment of employee payroll taxes on restricted equity units
Distribution to noncontrolling interest
Noncash issuance of noncontrolling interest
Reclass of allocated income for FLP Subclass 3 to payable							(933)
Issuance of noncontrolling interest
Annual reallocation of FLP
Issuance of shares in connection with recent financings
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Distribution to noncontrolling interest
Noncontrolling Interest [Member] | Preferred Series A Subclass 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		207,943
Net income (loss)		(7,187)	(674)		(484,556)
Reclass of distributions payable to noncontrolling interest holder
Balance		200,756	691,825		207,943
Reclass of BCH Preferred A.1 from temporary to permanent equity			699,441		699,441
Issuance of shares in connection with transactions closing post de-SPAC
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return			(6,942)		(6,942)
Noncontrolling interest reclass
Payment of employee payroll taxes on restricted equity units
Distribution to noncontrolling interest
Noncash issuance of noncontrolling interest
Reclass of allocated income for FLP Subclass 3 to payable
Issuance of noncontrolling interest
Annual reallocation of FLP
Issuance of shares in connection with recent financings
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Distribution to noncontrolling interest
Noncontrolling Interest [Member] | Preferred Series C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			205,759		205,759		205,759
Net income (loss)
Reclass of distributions payable to noncontrolling interest holder
Balance			205,759				205,759
Reclass of BCH Preferred A.1 from temporary to permanent equity
Issuance of shares in connection with transactions closing post de-SPAC
Conversion of Preferred Series C to Class A common stock					(205,759)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Noncontrolling interest reclass
Payment of employee payroll taxes on restricted equity units
Distribution to noncontrolling interest
Noncash issuance of noncontrolling interest
Reclass of allocated income for FLP Subclass 3 to payable
Issuance of noncontrolling interest
Annual reallocation of FLP
Issuance of shares in connection with recent financings
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Distribution to noncontrolling interest
Noncontrolling Interest [Member] | Class AOfCT [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			1,337		1,337
Net income (loss)			(647)		(1,068)		(962)
Reclass of distributions payable to noncontrolling interest holder
Balance			690				1,337
Reclass of BCH Preferred A.1 from temporary to permanent equity
Issuance of shares in connection with transactions closing post de-SPAC
Conversion of Preferred Series C to Class A common stock
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return
Noncontrolling interest reclass
Payment of employee payroll taxes on restricted equity units
Distribution to noncontrolling interest					269		(131)
Noncash issuance of noncontrolling interest
Reclass of allocated income for FLP Subclass 3 to payable
Issuance of noncontrolling interest							2,430
Annual reallocation of FLP
Issuance of shares in connection with recent financings
Reduction of noncontrolling interest in connection with recent financings
Issuance of noncontrolling interest in connection with recent financings
Conversion of BCH Class S Ordinary to Class A common stock
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings
Distribution to noncontrolling interest					$ (269)		$ 131

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.